Debt Issuance Costs, Net (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Issuance Costs, Net
Debt issuance costs		$ 103.9	$ 157.5
Less accumulated amortization		(14.8)	(11.8)
Debt issuance costs, net	$ 84.6	$ 89.1	$ 145.7